Marketable debt securities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Guarantees
Liabilities secured by mortgage-backed bonds	€ 22,631
Parent Company
Guarantees
Mortgage-backed Bonds, outstanding face value	€ 22,368
Marketable debt securities
Guarantees
Other asset - backed securities personal loans average maturities	5 years
Other asset - backed securities SME's average maturities	7 years
Liabilities secured by mortgage-backed bonds	€ 22,631	€ 24,619	€ 22,049
Marketable debt securities | Minimum
Guarantees
Mortgage-backed securities average maturities	10 years
Mortgage-backed bonds average maturities	10 years
Marketable debt securities | Maximum
Guarantees
Mortgage-backed securities loan-to-value ratio (as a percent)	80.00%
Mortgage-backed bonds loan-to-value ratio for home loans (as a percent)	80.00%
Mortgage-backed bonds loan-to-value ratio for other assets loans (as a percent)	60.00%